Sound Equity Dividend Income ETF

Schedule of Investments

August 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Advertising - 6.7%
Omnicom Group, Inc.	12,650	$1,270,439
The Interpublic Group of Company, Inc.	23,060	751,987
		2,022,426

Apparel - 2.7%
Carter’s, Inc.	12,449	820,389

Banks - 6.5%
Citigroup, Inc.	16,755	1,049,533
M&T Bank Corp.	5,360	922,510
		1,972,043

Chemicals - 6.5%
Dow, Inc.	11,028	590,880
LyondellBasell Industries NV - Class A	13,952	1,377,063
		1,967,943

Commercial Services - 2.0%
H&R Block, Inc.	9,420	596,380

Computers - 3.8%
International Business Machines Corp.	5,719	1,155,981

Cosmetics & Personal Care - 6.7%
Kenvue, Inc.	36,636	804,160
Perrigo Co. PLC	21,112	614,359
Unilever PLC - ADR	9,578	620,559
		2,039,078

Diversified Financial Services - 2.3%
Franklin Resources, Inc.	33,978	687,715

Electric - 5.5%
Edison International	11,396	991,794
Entergy Corp.	5,687	686,364
		1,678,158

Food - 1.0%
The Kraft Heinz Co.	8,558	303,210

Healthcare - Products - 3.1%
Patterson Companies, Inc.	41,690	937,608

Household Products & Wares - 1.0%
Reckitt Benckiser Group PLC - ADR	27,489	317,773

Insurance - 4.7%
Corebridge Financial, Inc.	15,956	471,660
Principal Financial Group, Inc.	11,634	947,240
		1,418,900

Office & Business Equipment - 2.6%
Xerox Holdings Corp.	68,359	774,507

Oil & Gas - 6.5%
HF Sinclair Corp.	10,157	499,115
TotalEnergies SE - ADR	12,451	859,119
Valero Energy Corp.	4,247	623,162
		1,981,396

Packaging & Containers - 6.1%
Greif, Inc. - Class B	17,190	1,158,606
Sonoco Products Co.	12,386	700,676
		1,859,282

Pharmaceuticals - 13.0%
AbbVie, Inc.	4,315	847,078
GSK PLC - ADR	24,976	1,096,696
Organon & Co.	43,440	970,884
Pfizer, Inc.	35,961	1,043,228
		3,957,886

Pipelines - 8.7%
Enbridge, Inc.	30,645	1,231,316
ONEOK, Inc.	15,136	1,397,961
		2,629,277

Retail - 1.0%
Walgreens Boots Alliance, Inc.	34,318	317,442

Telecommunications - 6.7%
AT&T, Inc.	62,520	1,244,148
Cisco Systems, Inc.	15,917	804,445
		2,048,593

Toys, Games & Hobbies - 2.3%
Hasbro, Inc.	10,395	708,523
TOTAL COMMON STOCKS (Cost $27,511,749)		30,194,510

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22% (a)	41,848	41,848
TOTAL SHORT-TERM INVESTMENTS (Cost $41,848)		41,848

TOTAL INVESTMENTS - 99.5% (Cost $27,553,597)		30,236,358
Other Assets in Excess of Liabilities - 0.5%		160,199
TOTAL NET ASSETS - 100.0%		$30,396,557

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Exposure at August 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

Sound Equity Dividend Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$30,194,510	$—	$—	$30,194,510
Money Market Funds	41,848	—	—	41,848
Total Assets	$30,236,358	$—	$—	$30,236,358

Refer to the Schedule of Investments for further disaggregation of investment categories.